UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

SEMIANNUAL REPORT October 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund, covering the six-month period from May 1, 2017 through October 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the past six months as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, multinational companies and away from smaller, domestically oriented companies that had been expected to benefit from stimulative U.S. government policy proposals. International stocks fared particularly well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, longer-term U.S. government securities lost a degree of value as economic and inflation expectations increased, while corporate-backed securities continued to rally in anticipation of improved business conditions.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits and a robust labor market. While we currently expect these favorable conditions to persist, we remain watchful for economic and political risks that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2017 through October 31, 2017, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2017, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 1.33%, Class C shares returned 0.93%, Class I shares returned 1.45%, Class Y shares returned 1.47%, and Class Z shares returned 1.53%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Connecticut, achieved a total return of 2.55% for the same period.2

Municipal bonds produced positive total returns over the reporting period amid moderating long-term interest rates. The fund underperformed the Index mainly due to the underperformance of Connecticut securities compared to national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Outperformed Comparable U.S. Treasuries

Municipal bonds fared relatively well over the reporting period, producing higher total returns than U.S. Treasury securities with comparable maturities. Although the Federal Reserve Board implemented another short-term interest-rate hike in June 2017, longer-term interest rates declined as investors responded to subdued inflationary pressures and evidence that U.S. government policy reforms were proving more difficult to enact than expected. The market was also supported by robust investor demand for securities with competitive after-tax yields.

In September 2017, municipal bonds gave back a portion of their previous gains when the U.S. Congress turned its attention to tax reform legislation that some investors worried might reduce the tax advantages of municipal bonds.

In this environment, long-term municipal bonds fared better than their shorter-term counterparts, and lower-rated securities generally outperformed bonds with higher credit ratings.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Connecticut is facing fiscal challenges stemming from political disagreements surrounding its budget, an underfunded pension system, and a subpar economic recovery. Credit rating agencies responded to these developments with credit rating downgrades.

Connecticut Bonds Lagged National Averages

The fund’s performance compared to the Index was constrained by the lagging performance of Connecticut bonds. In addition, the overall market’s advance was led by longer-term securities, yet due to historical issuance patterns in Connecticut, the availability of 20+ year maturity paper that the fund can invest in is limited. The fund’s exposure to high yield tobacco settlement bonds also weighed on relative results.

The fund’s emphasis on revenue-backed bonds supported relative performance. The fund achieved particularly favorable contributions from bonds backed by education facilities, hospitals, and industrial development projects. Furthermore, the fund held no uninsured bonds from Puerto Rico, which has experienced financial distress and was hard hit by a hurricane in September 2017.

A Constructive Investment Posture

In the wake of the municipal bond market’s recent rally, yield differences have narrowed along the market’s credit-quality spectrum, and short- and long-term interest rates are expected to rise. On the other hand, supply-and-demand and credit-quality factors generally remain supportive of municipal bonds, and current tax reform proposals, if enacted, may have a positive impact on the market. Therefore, we have maintained an emphasis on revenue bonds, and we are watchful for opportunities to increase the fund’s holdings of longer-term securities when supply conditions permit.

November 15, 2017

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2017 to October 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.77	$8.61	$3.50	$3.35	$3.66
Ending value (after expenses)	$1,013.30	$1,009.30	$1,014.50	$1,014.70	$1,015.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.66	$8.50	$3.46	$3.31	$3.56
Ending value (after expenses)	$1,020.18	$1,016.36	$1,021.37	$1,021.52	$1,021.27

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.70% for Class C, .69% for Class I, .66% for Class Y and .72% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

October 31, 2017 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9%
Connecticut - 94.9%
Connecticut, GO	5.00	4/15/24	2,500,000	2,538,850
Connecticut, GO	5.00	3/1/26	5,000,000	5,727,500
Connecticut, GO	5.00	11/1/27	5,000,000	5,514,750
Connecticut, GO	5.00	11/1/27	2,000,000	2,062,160
Connecticut, GO	5.00	11/1/28	5,000,000	5,502,700
Connecticut, GO	5.00	11/1/28	3,000,000	3,091,440
Connecticut, GO	5.00	11/1/31	2,500,000	2,741,325
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	12/1/21	5,000,000	5,635,100
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/24	2,730,000	3,154,952
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	8/1/34	3,000,000	3,396,390
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	4.00	9/1/35	5,000,000	5,258,200
Connecticut, State Revolving Fund General Revenue	5.00	1/1/23	1,250,000	1,388,775
Connecticut, State Revolving Fund General Revenue	5.00	3/1/24	1,195,000	1,403,121
Connecticut, State Revolving Fund General Revenue	5.00	7/1/24	2,145,000	2,487,170
Connecticut Development Authority, PCR (The Connecticut Light and Power Company Project)	4.38	9/1/28	3,900,000	4,274,595
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	4,500,000	4,985,730

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Connecticut - 94.9% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Ascension Health Senior Credit Group)	5.00	11/15/40	10,000,000		10,680,800
Connecticut Health and Educational Facilities Authority, Revenue (Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		4,095,344
Connecticut Health and Educational Facilities Authority, Revenue (Connecticut College Issue)	4.00	7/1/46	2,000,000		2,030,680
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/27	285,000		292,020
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/34	825,000		844,652
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/35	2,000,000		2,161,340
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/40	2,500,000		2,702,350
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/46	1,000,000		1,122,350
Connecticut Health and Educational Facilities Authority, Revenue (Greenwich Academy Issue) (Insured; Assured Guaranty Municipal Corp.)	5.25	3/1/32	10,880,000		13,514,374
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,801,178
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,083,630
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,141,840
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,722,325
Connecticut Health and Educational Facilities Authority, Revenue (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/46	1,000,000	[a]	1,027,970

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Connecticut - 94.9% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/53	1,500,000	[a]	1,534,305
Connecticut Health and Educational Facilities Authority, Revenue (Loomis Chaffee School Issue) (Insured; AMBAC)	5.25	7/1/28	1,760,000		2,201,179
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/36	5,000,000		5,742,650
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/36	200,000		227,856
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/45	3,000,000		3,364,320
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/33	25,000		25,741
Connecticut Health and Educational Facilities Authority, Revenue (Sacred Heart University Issue)	5.38	7/1/31	1,000,000		1,105,940
Connecticut Health and Educational Facilities Authority, Revenue (Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,234,177
Connecticut Health and Educational Facilities Authority, Revenue (Stamford Hospital Issue)	4.00	7/1/46	2,000,000		1,993,160
Connecticut Health and Educational Facilities Authority, Revenue (Trinity Health Credit Group)	5.00	12/1/45	7,500,000		8,489,100
Connecticut Health and Educational Facilities Authority, Revenue (Western Connecticut Health Network Issue)	5.38	7/1/41	1,000,000		1,086,440
Connecticut Health and Educational Facilities Authority, Revenue (Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,645,001
Connecticut Health and Educational Facilities Authority, Revenue (Yale University Issue)	5.00	7/1/40	5,000,000		5,130,600

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Connecticut - 94.9% (continued)
Connecticut Health and Educational Facilities Authority, State Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,646,003
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/21	1,450,000	1,603,019
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/22	1,400,000	1,566,754
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/23	1,400,000	1,584,058
Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue	5.00	1/1/38	3,000,000	3,365,760
Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue	5.00	1/1/22	1,505,000	1,718,138
Connecticut Revolving Fund, General Revenue Bonds (Green Bonds)	5.00	3/1/29	2,500,000	2,990,125
Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue	5.00	1/1/42	3,000,000	3,342,510
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue (Wheelabrator Lisbon Project)	5.50	1/1/20	4,595,000	4,668,336
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/26	700,000	829,696
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/27	1,250,000	1,471,200
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/29	1,500,000	1,747,950
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	8/15/35	25,000	25,080
Hartford County Metropolitan District, Clean Water Project Revenue	5.00	4/1/31	3,510,000	3,949,522

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Connecticut - 94.9% (continued)
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/42	2,000,000	2,233,380
New Britain, GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	3,600,000	4,152,204
New Haven, GO (Insured; Build America Municipal Assurance Company)	5.00	8/15/26	1,250,000	1,468,838
New Haven, GO (Insured; Build America Municipal Assurance Company)	5.00	8/15/27	750,000	876,105
Norwalk, GO	5.00	7/15/24	1,000,000	1,158,820
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/27	3,000,000	3,486,240
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/31	3,940,000	4,426,787
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/32	1,370,000	1,555,210
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/33	1,500,000	1,699,155
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/37	3,430,000	4,000,135
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/38	3,500,000	4,072,915
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/39	1,500,000	1,725,420
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000	2,419,520
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,035,340
Stamford, GO	5.00	7/1/21	2,910,000	3,299,562
University of Connecticut, GO	5.00	2/15/25	1,000,000	1,046,230

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Connecticut - 94.9% (continued)
University of Connecticut, GO	5.00	2/15/27	1,000,000	1,044,920
University of Connecticut, GO	5.00	2/15/28	1,000,000	1,044,130
University of Connecticut, Special Obligation Student Fee Revenue	5.00	11/15/24	5,000,000	5,772,200
				228,189,342
U.S. Related - 4.0%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	3,000,000	2,955,270
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b] 1,353,840
Guam, LOR (Section 30)	5.00	12/1/34	1,750,000	1,963,640
Puerto Rico Highway & Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corporation)	5.25	7/1/34	1,500,000	1,645,665
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	2,000,000	1,740,000
				9,658,415
Total Investments (cost $229,055,630)			98.9%	237,847,757
Cash and Receivables (Net)			1.1%	2,702,897
Net Assets			100.0%	240,550,654

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities were valued at $2,562,275 or 1.07% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Health Care	27.1
Education	17.0
Utility-Water and Sewer	15.8
State/Territory	11.3
Special Tax	7.8
Utility-Electric	6.1
Industrial	4.8
City	2.7
Transportation Services	2.0
Asset Backed	1.8
Housing	.9
Other	1.6
98.9

† Based on net assets.

See notes to financial statements.

12

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	229,055,630	237,847,757
Interest receivable		3,271,831
Prepaid expenses		30,939
		241,150,527
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		172,348
Cash overdraft due to Custodian		95,401
Payable for shares of Beneficial Interest redeemed		284,654
Accrued expenses		47,470
		599,873
Net Assets ($)		240,550,654
Composition of Net Assets ($):
Paid-in capital		235,788,639
Accumulated undistributed investment income—net		318
Accumulated net realized gain (loss) on investments		(4,030,430)
Accumulated net unrealized appreciation (depreciation) on investments		8,792,127
Net Assets ($)		240,550,654

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	136,459,093	8,994,244	12,285,350	813,833	81,998,134
Shares Outstanding	11,679,966	771,067	1,051,555	69,663	7,019,799
Net Asset Value Per Share ($)	11.68	11.66	11.68	11.68	11.68

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	4,446,476
Expenses:
Management fee—Note 3(a)	693,702
Shareholder servicing costs—Note 3(c)	255,870
Professional fees	54,752
Distribution fees—Note 3(b)	36,741
Registration fees	28,736
Trustees’ fees and expenses—Note 3(d)	8,974
Prospectus and shareholders’ reports	4,907
Loan commitment fees—Note 2	2,934
Custodian fees—Note 3(c)	2,848
Miscellaneous	19,527
Total Expenses	1,108,991
Less—reduction in fees due to earnings credits—Note 3(c)	(1,561)
Net Expenses	1,107,430
Investment Income—Net	3,339,046
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	757,909
Net unrealized appreciation (depreciation) on investments	(510,165)
Net Realized and Unrealized Gain (Loss) on Investments	247,744
Net Increase in Net Assets Resulting from Operations	3,586,790

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations ($):
Investment income—net	3,339,046	7,454,088
Net realized gain (loss) on investments	757,909	2,214,792
Net unrealized appreciation (depreciation) on investments	(510,165)	(12,418,101)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,586,790	(2,749,221)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,870,258)	(4,223,209)
Class C	(90,264)	(219,949)
Class I	(183,767)	(339,215)
Class Y	(11,948)	(30,251)
Class Z	(1,220,735)	(2,623,962)
Total Distributions	(3,376,972)	(7,436,586)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,426,052	4,245,002
Class C	70,125	790,309
Class I	1,419,014	10,365,826
Class Z	296,480	3,184,357
Distributions reinvested:
Class A	1,446,137	3,285,945
Class C	74,569	178,742
Class I	159,943	285,421
Class Z	924,088	1,989,293
Cost of shares redeemed:
Class A	(13,059,681)	(24,030,163)
Class C	(1,816,275)	(1,785,429)
Class I	(1,857,414)	(7,440,085)
Class Y	-	(765,443)
Class Z	(5,982,363)	(9,428,980)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(15,899,325)	(19,125,205)
Total Increase (Decrease) in Net Assets	(15,689,507)	(29,311,012)
Net Assets ($):
Beginning of Period	256,240,161	285,551,173
End of Period	240,550,654	256,240,161
Undistributed investment income—net	318	38,244

16

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	206,656	354,860
Shares issued for distributions reinvested	123,074	277,039
Shares redeemed	(1,111,175)	(2,049,140)
Net Increase (Decrease) in Shares Outstanding	(781,445)	(1,417,241)
Class Ca
Shares sold	5,974	65,301
Shares issued for distributions reinvested	6,356	15,097
Shares redeemed	(154,956)	(153,026)
Net Increase (Decrease) in Shares Outstanding	(142,626)	(72,628)
Class Ia
Shares sold	120,896	878,060
Shares issued for distributions reinvested	13,613	24,099
Shares redeemed	(158,014)	(636,246)
Net Increase (Decrease) in Shares Outstanding	(23,505)	265,913
Class Y
Shares redeemed	-	(63,693)
Net Increase (Decrease) in Shares Outstanding	-	(63,693)
Class Za
Shares sold	25,225	271,391
Shares issued for distributions reinvested	78,655	167,837
Shares redeemed	(509,350)	(801,390)
Net Increase (Decrease) in Shares Outstanding	(405,470)	(362,162)

a  During the period ended October 31, 2017, 14,609 Class A shares representing $171,072 were exchanged for 14,609 Class I shares and 7,671 Class C shares representing $90,596 were exchanged for 7,661 Class I shares and during the period ended April 30, 2017, 155 Class A shares representing $1,875 were exchanged for 155 Class I shares and 5,793 Class Z shares representing $66,855 were exchanged for 5,788 Class I shares.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended October 31, 2017			Year Ended April 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.68	12.10	11.88	11.67	12.39	12.23
Investment Operations:
Investment income—net[a]	.15	.32	.34	.34	.37	.38
Net realized and unrealized gain (loss) on investments	-	(.42)	.21	.21	(.72)	.19
Total from Investment Operations	.15	(.10)	.55	.55	(.35)	.57
Distributions:
Dividends from investment income—net	(.15)	(.32)	(.33)	(.34)	(.37)	(.38)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]	(.03)
Total Distributions	(.15)	(.32)	(.33)	(.34)	(.37)	(.41)
Net asset value, end of period	11.68	11.68	12.10	11.88	11.67	12.39
Total Return (%)[c]	1.33[d]	(.87)	4.75	4.72	(2.72)	4.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[e]	.93	.91	.92	.90	.90
Ratio of net expenses to average net assets	.94[e]	.93	.91	.92	.90	.90
Ratio of net investment income to average net assets	2.59[e]	2.66	2.82	2.83	3.21	3.10
Portfolio Turnover Rate	1.66[d]	9.93	9.75	8.44	9.50	19.13
Net Assets, end of period ($ x 1,000)	136,459	145,523	167,984	173,909	188,117	239,626

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

18

Six Months Ended October 31, 2017		Year Ended April 30,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.66	12.08	11.86	11.66	12.37	12.21
Investment Operations:
Investment income—net[a]	.11	.23	.24	.25	.28	.29
Net realized and unrealized gain (loss) on investments	-	(.43)	.22	.20	(.71)	.19
Total from Investment Operations	.11	(.20)	.46	.45	(.43)	.48
Distributions:
Dividends from investment income—net	(.11)	(.22)	(.24)	(.25)	(.28)	(.29)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]	(.03)
Total Distributions	(.11)	(.22)	(.24)	(.25)	(.28)	(.32)
Net asset value, end of period	11.66	11.66	12.08	11.86	11.66	12.37
Total Return (%)[c]	.93[d]	(1.63)	3.96	3.84	(3.39)	3.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70[e]	1.69	1.68	1.68	1.67	1.66
Ratio of net expenses to average net assets	1.70[e]	1.69	1.68	1.68	1.67	1.66
Ratio of net investment income to average net assets	1.82[e]	1.89	2.06	2.07	2.43	2.34
Portfolio Turnover Rate	1.66[d]	9.93	9.75	8.44	9.50	19.13
Net Assets, end of period ($ x 1,000)	8,994	10,653	11,919	11,361	10,920	16,502

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended October 31, 2017			Year Ended April 30,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.68	12.10	11.88	11.67	12.39	12.22
Investment Operations:
Investment income—net[a]	.17	.34	.36	.36	.40	.41
Net realized and unrealized gain (loss) on investments	-	(.42)	.22	.22	(.72)	.21
Total from Investment Operations	.17	(.08)	.58	.58	(.32)	.62
Distributions:
Dividends from investment income—net	(.17)	(.34)	(.36)	(.37)	(.40)	(.42)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]	(.03)
Total Distributions	(.17)	(.34)	(.36)	(.37)	(.40)	(.45)
Net asset value, end of period	11.68	11.68	12.10	11.88	11.67	12.39
Total Return (%)	1.45[c]	(.64)	5.01	4.97	(2.48)	5.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.69	.67	.67	.65	.64
Ratio of net expenses to average net assets	.69[d]	.69	.67	.67	.65	.63
Ratio of net investment income to average net assets	2.83[d]	2.90	3.06	3.08	3.45	3.34
Portfolio Turnover Rate	1.66[c]	9.93	9.75	8.44	9.50	19.13
Net Assets, end of period ($ x 1,000)	12,285	12,555	9,794	7,408	8,004	12,092

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

20

Six Months Ended October 31, 2017		Year Ended April 30,
Class Y Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.68	12.10	11.88	11.68	11.15
Investment Operations:
Investment income—net[b]	.17	.34	.37	.39	.26
Net realized and unrealized gain (loss) on investments	-	(.41)	.22	.18	.53
Total from Investment Operations	.17	(.07)	.59	.57	.79
Distributions:
Dividends from investment income—net	(.17)	(.35)	(.37)	(.37)	(.26)
Net asset value, end of period	11.68	11.68	12.10	11.88	11.68
Total Return (%)	1.47[c]	(.60)	5.04	4.89	7.16[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66[d]	.65	.64	.65	.63[d]
Ratio of net expenses to average net assets	.66[d]	.65	.64	.65	.63[d]
Ratio of net investment income to average net assets	2.86[d]	2.93	3.11	3.07	3.45[d]
Portfolio Turnover Rate	1.66[c]	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	814	813	1,614	2,506	1

a From September 3, 2013 (commencement of initial offering) to April 30, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended October 31, 2017			Year Ended April 30,
Class Z Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.68	12.10	11.87	11.67	12.39	12.22
Investment Operations:
Investment income—net[a]	.17	.34	.36	.36	.40	.41
Net realized and unrealized gain (loss) on investments	-	(.42)	.23	.20	(.72)	.20
Total from Investment Operations	.17	(.08)	.59	.56	(.32)	.61
Distributions:
Dividends from investment income—net	(.17)	(.34)	(.36)	(.36)	(.40)	(.41)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]	(.03)
Total Distributions	(.17)	(.34)	(.36)	(.36)	(.40)	(.44)
Net asset value, end of period	11.68	11.68	12.10	11.87	11.67	12.39
Total Return (%)	1.53[c]	(.74)	5.05	4.85	(2.50)	5.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.71	.71	.70	.69	.69
Ratio of net expenses to average net assets	.72[d]	.71	.71	.70	.69	.69
Ratio of net investment income to average net assets	2.81[d]	2.88	3.03	3.04	3.43	3.32
Portfolio Turnover Rate	1.66[c]	9.93	9.75	8.44	9.50	19.13
Net Assets, end of period ($ x 1,000)	81,998	86,696	94,240	99,626	100,654	116,617

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Connecticut Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are

24

readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	237,847,757	-	237,847,757

† See Statement of Investments for additional detailed categorizations.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $4,792,889 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2017. The fund has $2,359,815 of short-term capital losses and $2,433,074 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2017 was as follows: tax-exempt income $7,436,586. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2017, the Distributor retained $560 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2017, Class C shares were charged $36,741 pursuant to the Distribution Plan.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2017, Class A and Class C shares were charged $178,671 and $12,247, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2017, Class Z shares were charged $17,198 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2017, the fund was charged $27,121 for transfer agency services and $1,514 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,514.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2017, the fund was charged $2,848

28

pursuant to the custody agreement. These fees were offset by earnings credits of $45.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2017, the fund was charged $1,003 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credit of $2.

During the period ended October 31, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $113,440, Distribution Plan fees $5,926, Shareholder Services Plan fees $35,162, custodian fees $1,253, Chief Compliance Officer fees $6,538 and transfer agency fees $10,029.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2017, amounted to $4,090,595 and $17,640,140, respectively.

At October 31, 2017, accumulated net unrealized appreciation on investments was $8,792,127, consisting of $10,562,611 gross unrealized appreciation and $1,770,484 gross unrealized depreciation.

At October 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 20, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

30

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the one-, two- and three-year periods and below the Performance Group median for the four-, five- and ten-year periods, and was at or above the Performance Universe median for the two-, three- and ten-year periods and below the Performance Universe median for the remaining periods. The Board also considered that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods ended May 31 and below the Performance Universe median for six of the ten one-year periods ended May 31. The Board noted the relative proximity to the median during certain periods when the fund’s total return performance or yield was below the median of the Performance Group or Performance Universe, as applicable. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, and it was noted that the fund’s returns were above the returns of the average in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was slightly above the Expense Group median and the fund’s actual management fee and total expense ratio were above Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• While the Board noted the improved relative total return performance in recent years, the Board agreed to continue to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable

32

to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

33

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSCTX Class C: PMCCX Class I: DTCIX Class Y: DPMYX Class Z: DPMZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0064SA1017

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

SEMIANNUAL REPORT October 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, covering the six-month period from May 1, 2017 through October 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the past six months as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, multinational companies and away from smaller, domestically oriented companies that had been expected to benefit from stimulative U.S. government policy proposals. International stocks fared particularly well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, longer-term U.S. government securities lost a degree of value as economic and inflation expectations increased, while corporate-backed securities continued to rally in anticipation of improved business conditions.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits and a robust labor market. While we currently expect these favorable conditions to persist, we remain watchful for economic and political risks that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2017 through October 31, 2017, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2017, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 1.98%, Class C shares returned 1.65%, and Class Z shares returned 2.18%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Massachusetts, achieved a total return of 2.55% for the same period.2

Municipal bonds produced positive total returns over the reporting period amid moderating long-term interest rates. The fund underperformed the Index mainly due to the underperformance of Massachusetts securities compared to national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Outperformed Comparable U.S. Treasuries

Municipal bonds fared relatively well over the reporting period, producing higher total returns than U.S. Treasury securities with comparable maturities. Although the Federal Reserve Board implemented another short-term interest-rate hike in June 2017, longer-term interest rates declined as investors responded to subdued inflationary pressures and evidence that U.S. government policy reforms were proving more difficult to enact than expected. The market was also supported by robust investor demand for securities with competitive after-tax yields.

In September 2017, municipal bonds gave back a portion of their previous gains when the U.S. Congress turned its attention to tax reform legislation that some investors worried might reduce the tax advantages of municipal bonds.

In this environment, long-term municipal bonds fared better than their shorter-term counterparts, and lower-rated securities generally outperformed bonds with higher credit ratings.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Massachusetts has maintained a stable fiscal condition stemming from a diverse economic base and prudent budget management practices. The state has been troubled by pension funding shortfalls, but it is taking steps to address the situation.

Massachusetts Bonds Lagged National Averages

The fund’s performance compared to the Index was constrained by the lagging performance of Massachusetts bonds. In addition, the fund held a security backed by revenues from transportation facilities in the U.S. Virgin Islands, which declined in value in the aftermath of a devastating hurricane in September 2017. Massachusetts municipal bonds backed by revenues from education facilities and special taxes also weighed to a degree on relative performance.

The fund’s interest-rate strategies supported relative results. A modestly long average duration and overweighted exposure to bonds with longer maturities helped the fund benefit from falling long-term interest rates. To a lesser extent, the fund’s relatively heavy positions in revenue-backed bonds also contributed positively to performance, as did underweighted exposure to lower-yielding general obligation bonds. The fund achieved particularly favorable contributions from bonds backed by hospitals, water-and-sewer facilities, and public power plants. Furthermore, the fund held no uninsured bonds from Puerto Rico, which has experienced financial distress.

A Constructive Investment Posture

In the wake of the municipal bond market’s recent rally, yield differences have narrowed along the market’s credit-quality spectrum, and short- and long-term interest rates are expected to rise. On the other hand, supply-and-demand and credit-quality factors generally remain supportive of municipal bonds, and current tax reform proposals, if enacted, may have a positive impact on the market. Therefore, we have maintained an emphasis on revenue bonds, and we remain watchful for trading opportunities to enhance the fund’s yield.

November 15, 2017

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2017 to October 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2017
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.99	$9.05	$3.87
Ending value (after expenses)	$1,019.80	$1,016.50	$1,021.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2017
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.99	$9.05	$3.87
Ending value (after expenses)	$1,020.27	$1,016.23	$1,021.37

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.78% for Class C and .76% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
October 31, 2017 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7%
Massachusetts - 93.9%
Boston Housing Authority, Capital Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/24	1,900,000		1,931,046
Commonwealth of Massachusetts, GO	5.00	4/1/47	3,250,000		3,782,480
Martha's Vineyard Land Bank, Revenue (Green Bonds) (Insured; Build America Mutual Assurance Company)	5.00	5/1/33	500,000		590,260
Massachusetts, Bonds, 3 Month LIBOR + .55%	1.43	11/1/25	5,000,000	[a]	4,985,000
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,532,482
Massachusetts, GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,303,665
Massachusetts, GO (Insured; Assured Guaranty Municipal Corp.)	5.25	9/1/23	2,500,000		3,002,900
Massachusetts, Special Obligation Dedicated Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,549,810
Massachusetts, Transportation Fund Revenue (Rail Enhancement and Accelerated Bridge Programs)	5.00	6/1/41	1,500,000		1,743,915
Massachusetts Bay Transportation Authority, GO (General Transportation System)	7.00	3/1/21	425,000		475,622
Massachusetts Bay Transportation Authority, GO (General Transportation System) (Escrowed to Maturity)	7.00	3/1/21	75,000		76,467
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue	5.00	7/1/40	2,000,000		2,303,000
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,927,660
Massachusetts Clean Energy Cooperative Corporation, Massachusetts Clean Energy Cooperative Revenue	5.00	7/1/24	2,580,000		2,978,997

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 93.9% (continued)
Massachusetts College Building Authority, Project Revenue	5.00	5/1/27	2,000,000		2,300,500
Massachusetts College Building Authority, Project Revenue (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	5/1/26	5,385,000	[b]	4,475,150
Massachusetts College Building Authority, Project Revenue (Insured; XLCA)	5.50	5/1/28	1,450,000		1,777,352
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,311,160
Massachusetts Development Finance Agency, Revenue (Baystate Medical Center Issue)	5.00	7/1/34	1,475,000		1,660,806
Massachusetts Development Finance Agency, Revenue (Berklee College of Music Issue)	5.00	10/1/31	1,000,000		1,110,390
Massachusetts Development Finance Agency, Revenue (Berklee College of Music Issue)	5.00	10/1/46	750,000		857,085
Massachusetts Development Finance Agency, Revenue (Boston College Issue)	5.00	7/1/42	1,000,000		1,172,160
Massachusetts Development Finance Agency, Revenue (Boston Medical Center Issue)	5.00	7/1/37	1,000,000		1,120,750
Massachusetts Development Finance Agency, Revenue (Boston University Issue)	4.00	10/1/46	2,000,000		2,080,620
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/26	1,250,000		1,341,325
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/29	1,475,000		1,581,893
Massachusetts Development Finance Agency, Revenue (CareGroup Issue)	5.00	7/1/33	500,000		567,360
Massachusetts Development Finance Agency, Revenue (CareGroup Issue)	5.00	7/1/37	1,500,000		1,715,340
Massachusetts Development Finance Agency, Revenue (Children's Hospital Issue)	5.00	10/1/33	4,000,000		4,657,320

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 93.9% (continued)
Massachusetts Development Finance Agency, Revenue (College of the Holy Cross Issue)	5.00	9/1/41	800,000		936,824
Massachusetts Development Finance Agency, Revenue (Dana-Farber Cancer Institute Issue)	5.00	12/1/41	1,000,000		1,143,590
Massachusetts Development Finance Agency, Revenue (Dana-Farber Cancer Institute Issue)	5.00	12/1/46	2,000,000		2,278,700
Massachusetts Development Finance Agency, Revenue (Lahey Health System Obligated Group Issue)	5.00	8/15/40	2,000,000		2,248,100
Massachusetts Development Finance Agency, Revenue (North Hill Communities Issue)	6.50	11/15/43	2,000,000	[c]	2,252,060
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/32	5,070,000		5,831,767
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/39	2,000,000		2,249,540
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.38	7/1/41	4,000,000		4,341,440
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/47	1,860,000		1,865,933
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/47	1,500,000		1,694,460
Massachusetts Development Finance Agency, Revenue (Provident Commonwealth Education Resources Issue) (UMass Boston Student Housing Project)	5.00	10/1/48	1,000,000		1,094,730
Massachusetts Development Finance Agency, Revenue (South Shore Hospital Issue)	5.00	7/1/41	1,000,000		1,110,440

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 93.9% (continued)
Massachusetts Development Finance Agency, Revenue (Suffolk University Issue)	6.00	7/1/24	330,000		354,361
Massachusetts Development Finance Agency, Revenue (Suffolk University Issue)	5.00	7/1/30	1,000,000		1,083,590
Massachusetts Development Finance Agency, Revenue (Suffolk University)	5.00	7/1/35	1,000,000		1,147,070
Massachusetts Development Finance Agency, Revenue (Suffolk University)	5.00	7/1/36	755,000		865,766
Massachusetts Development Finance Agency, Revenue (UMass Memorial Health Care Obligated Group Issue)	5.00	7/1/46	1,000,000		1,100,230
Massachusetts Development Finance Agency, Revenue (UMass Memorial Issue)	5.50	7/1/31	500,000		552,000
Massachusetts Development Finance Agency, Revenue (WGBH Educational Foundation Issue)	5.00	1/1/40	1,000,000		1,147,440
Massachusetts Development Finance Agency, Revenue (Whitehead Institute for Biomedical Research Issue)	5.00	6/1/23	1,350,000		1,517,616
Massachusetts Development Finance Agency, Revenue, Refunding (Tufts Medical Center Issue)	5.50	1/1/22	595,000		662,782
Massachusetts Development Finance Agency, Revenue, Refunding (Tufts Medical Center Issue) (Prerefunded)	5.50	1/1/21	905,000	[d]	1,022,433
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,726,470
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue K)	5.25	7/1/29	1,300,000		1,422,356
Massachusetts Health and Educational Facilities Authority, Revenue (Massachusetts Institute of Technology Issue)	5.25	7/1/33	2,000,000		2,659,960
Massachusetts Health and Educational Facilities Authority, Revenue (Partners HealthCare System Issue)	5.25	7/1/29	1,000,000		1,066,530

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 93.9% (continued)
Massachusetts Health and Educational Facilities Authority, Revenue (Wheaton College Issue)	5.00	1/1/30	2,405,000		2,561,205
Massachusetts Port Authority, Revenue	5.00	7/1/45	1,000,000		1,119,990
Massachusetts Port Authority, Revenue, Refunding	5.00	7/1/25	1,500,000		1,737,075
Massachusetts Port Authority, Revenue, Refunding	5.00	7/1/25	1,500,000		1,804,305
Massachusetts Port Authority, Revenue, Refunding	5.00	7/1/27	5,475,000		5,997,589
Massachusetts Port Authority, Revenue, Refunding	5.00	7/1/42	1,000,000		1,150,360
Massachusetts Port Authority, Revenue, Refunding	4.00	7/1/46	2,500,000		2,581,300
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/21	3,000,000		3,409,920
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/22	2,000,000		2,329,120
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	4,000,000		4,517,240
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/37	3,000,000		3,495,240
Massachusetts Water Resources Authority, General Revenue	5.00	8/1/25	2,000,000		2,263,480
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue	5.00	7/1/24	1,320,000		1,486,597
Springfield Water and Sewer Commission, Revenue	5.00	4/15/37	650,000		775,782
				142,517,906
U.S. Related - 4.8%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.38	5/15/33	1,090,000		1,080,354
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,226,437
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	5,000,000	[b]	564,100
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,048,960

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
U.S. Related - 4.8% (continued)
Guam, Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000	1,000,000
Puerto Rico Highway & Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corporation)	5.25	7/1/33	1,000,000	1,100,300
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	1,500,000	1,305,000
				7,325,151
Total Investments (cost $142,675,680)			98.7%	149,843,057
Cash and Receivables (Net)			1.3%	1,917,332
Net Assets			100.0%	151,760,389

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities were valued at $2,252,060 or 1.48% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	25.1
Education	20.5
Transportation Services	19.1
Special Tax	13.5
State/Territory	7.7
Prerefunded	3.7
Utility-Water and Sewer	2.0
Housing	2.0
Utility-Electric	2.0
Asset-Backed	1.9
Industrial	.8
Other	.4
98.7

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF INVESTMENTS

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	142,675,680	149,843,057
Cash		247,231
Interest receivable		1,828,174
Prepaid expenses		20,616
		151,939,078
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		91,765
Payable for shares of Beneficial Interest redeemed		37,579
Accrued expenses		49,345
		178,689
Net Assets ($)		151,760,389
Composition of Net Assets ($):
Paid-in capital		145,929,994
Accumulated net realized gain (loss) on investments		(1,336,982)
Accumulated net unrealized appreciation (depreciation) on investments		7,167,377
Net Assets ($)		151,760,389

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	26,479,348	1,024,506	124,256,535
Shares Outstanding	2,290,560	88,577	10,749,616
Net Asset Value Per Share ($)	11.56	11.57	11.56

See notes to financial statements.

13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	2,683,241
Expenses:
Management fee—Note 3(a)	426,462
Shareholder servicing costs—Note 3(c)	99,149
Professional fees	41,578
Registration fees	21,264
Trustees’ fees and expenses—Note 3(d)	5,656
Prospectus and shareholders’ reports	5,450
Distribution fees—Note 3(b)	4,425
Loan commitment fees—Note 2	3,108
Miscellaneous	19,488
Total Expenses	626,580
Less—reduction in fees due to earnings credits—Note 3(c)	(1,132)
Net Expenses	625,448
Investment Income—Net	2,057,793
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	370,776
Net unrealized appreciation (depreciation) on investments	756,653
Net Realized and Unrealized Gain (Loss) on Investments	1,127,429
Net Increase in Net Assets Resulting from Operations	3,185,222

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations ($):
Investment income—net	2,057,793	4,512,422
Net realized gain (loss) on investments	370,776	1,265,904
Net unrealized appreciation (depreciation) on investments	756,653	(8,384,913)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,185,222	(2,606,587)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(340,543)	(776,846)
Class C	(9,961)	(25,210)
Class Z	(1,730,700)	(3,697,989)
Net realized gain on investments:
Class A	-	(8,842)
Class C	-	(503)
Class Z	-	(41,824)
Total Distributions	(2,081,204)	(4,551,214)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	894,416	2,287,592
Class C	1,284	194,753
Class Z	1,537,448	4,052,502
Distributions reinvested:
Class A	264,273	621,987
Class C	6,136	11,270
Class Z	1,278,892	2,928,220
Cost of shares redeemed:
Class A	(1,355,403)	(9,153,433)
Class C	(466,520)	(156,336)
Class Z	(4,844,059)	(19,340,578)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,683,533)	(18,554,023)
Total Increase (Decrease) in Net Assets	(1,579,515)	(25,711,824)
Net Assets ($):
Beginning of Period	153,339,904	179,051,728
End of Period	151,760,389	153,339,904
Undistributed investment income—net	-	23,411

15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	76,975	195,201
Shares issued for distributions reinvested	22,765	53,222
Shares redeemed	(116,853)	(797,441)
Net Increase (Decrease) in Shares Outstanding	(17,113)	(549,018)
Class C
Shares sold	110	17,181
Shares issued for distributions reinvested	528	968
Shares redeemed	(40,199)	(13,642)
Net Increase (Decrease) in Shares Outstanding	(39,561)	4,507
Class Z
Shares sold	132,265	347,038
Shares issued for distributions reinvested	110,183	250,828
Shares redeemed	(417,304)	(1,684,680)
Net Increase (Decrease) in Shares Outstanding	(174,856)	(1,086,814)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended October 31, 2017			Year Ended April 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.48	11.94	11.69	11.49	12.11	11.94
Investment Operations:
Investment income—net[a]	.15	.29	.31	.31	.35	.36
Net realized and unrealized gain (loss) on investments	.08	(.46)	.25	.20	(.60)	.17
Total from Investment Operations	.23	(.17)	.56	.51	(.25)	.53
Distributions:
Dividends from investment income—net	(.15)	(.29)	(.31)	(.31)	(.35)	(.36)
Dividends from net realized gain on investments	—	(.00)[b]	—	—	(.02)	(.00)[b]
Total Distributions	(.15)	(.29)	(.31)	(.31)	(.37)	(.36)
Net asset value, end of period	11.56	11.48	11.94	11.69	11.49	12.11
Total Return (%)[c]	1.98[d]	(1.40)	4.84	4.50	(1.96)	4.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[e]	.96	.95	.95	.93	.93
Ratio of net expenses to average net assets	.98[e]	.96	.95	.95	.93	.93
Ratio of net investment income to average net assets	2.48[e]	2.48	2.64	2.69	3.07	2.97
Portfolio Turnover Rate	4.58[d]	11.70	12.60	8.90	9.72	14.28
Net Assets, end of period ($ x 1,000)	26,479	26,487	34,121	35,090	34,082	41,675

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended October 31, 2017			Year Ended April 30,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.49	11.95	11.70	11.50	12.12	11.95
Investment Operations:
Investment income—net[a]	.10	.20	.22	.24	.26	.27
Net realized and unrealized gain (loss) on investments	.08	(.46)	.24	.18	(.60)	.17
Total from Investment Operations	.18	(.26)	.46	.42	(.34)	.44
Distributions:
Dividends from investment income—net	(.10)	(.20)	(.21)	(.22)	(.26)	(.27)
Dividends from net realized gain on investments	—	(.00)[b]	—	—	(.02)	(.00)[b]
Total Distributions	(.10)	(.20)	(.21)	(.22)	(.28)	(.27)
Net asset value, end of period	11.57	11.49	11.95	11.70	11.50	12.12
Total Return (%)[c]	1.65[d]	(2.27)	4.01	3.70	(2.71)	3.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.78[e]	1.76	1.75	1.71	1.70	1.69
Ratio of net expenses to average net assets	1.78[e]	1.76	1.75	1.71	1.70	1.69
Ratio of net investment income to average net assets	1.66[e]	1.69	1.84	2.00	2.31	2.21
Portfolio Turnover Rate	4.58[d]	11.70	12.60	8.90	9.72	14.28
Net Assets, end of period ($ x 1,000)	1,025	1,472	1,478	1,752	3,134	4,390

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

18

Six Months Ended October 31, 2017			Year Ended April 30,
Class Z Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.48	11.94	11.69	11.49	12.11	11.94
Investment Operations:
Investment income—net[a]	.16	.32	.33	.34	.37	.38
Net realized and unrealized gain (loss) on investments	.08	(.46)	.25	.20	(.60)	.17
Total from Investment Operations	.24	(.14)	.58	.54	(.23)	.55
Distributions:
Dividends from investment income—net	(.16)	(.32)	(.33)	(.34)	(.37)	(.38)
Dividends from net realized gain on investments	—	(.00)[b]	—	—	(.02)	(.00)[b]
Total Distributions	(.16)	(.32)	(.33)	(.34)	(.39)	(.38)
Net asset value, end of period	11.56	11.48	11.94	11.69	11.49	12.11
Total Return (%)	2.18[c]	(1.26)	5.07	4.74	(1.76)	4.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76[d]	.73	.73	.72	.73	.72
Ratio of net expenses to average net assets	.76[d]	.72	.73	.72	.73	.72
Ratio of net investment income to average net assets	2.70[d]	2.72	2.85	2.92	3.28	3.18
Portfolio Turnover Rate	4.58[c]	11.70	12.60	8.90	9.72	14.28
Net Assets, end of period ($ x 1,000)	124,257	125,381	143,453	144,065	147,836	171,146

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Massachusetts Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class T and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

20

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds†	-	149,843,057	-	149,843,057

† See Statement of Investments for additional detailed categorizations.

At October 31, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

22

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $1,707,758 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2017. The fund has $755,136 of short-term capital losses and $952,622 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2017 was as follows: tax-exempt income $4,491,042 and ordinary income $60,172. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2017, the Distributor retained $172 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2017, Class C shares were charged $4,425 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports

24

and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2017, Class A and Class C shares were charged $33,911 and $1,475, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2017, Class Z shares were charged $33,405 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2017, the fund was charged $18,190 for transfer agency services and $1,131 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,131.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2017, the fund was charged $0 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2017, the fund was charged $773 pursuant to the

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credit of $1.

During the period ended October 31, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $66,813, Distribution Plan fees $699, Shareholder Services Plan fees $10,866, Chief Compliance Officer fees $6,538 and transfer agency fees $6,849.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2017, amounted to $6,911,361 and $9,150,897, respectively.

At October 31, 2017, accumulated net unrealized appreciation on investments was $7,167,377, consisting of $8,194,472 gross unrealized appreciation and $1,027,095 gross unrealized depreciation.

At October 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 20, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s performance was above the Performance Universe median. The Board also noted that the fund’s yield performance was below the Performance Group median for all ten one-year periods ended May 31 and below the Performance Universe median for eight of the ten one-year periods ended May 31. The Board noted the relative proximity to the median during certain periods when the fund’s total return performance or yield was below the median of the Performance Group or Performance Universe, as applicable. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, and it was noted that the fund’s returns were above the returns of the average in five of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant

28

circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned about the fund’s performance and agreed to continue to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

30

NOTES

31

NOTES

32

NOTES

33

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSMAX Class C: PCMAX Class Z: PMAZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0063SA1017

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

SEMIANNUAL REPORT October 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund, covering the six-month period from May 1, 2017 through October 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the past six months as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, multinational companies and away from smaller, domestically oriented companies that had been expected to benefit from stimulative U.S. government policy proposals. International stocks fared particularly well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, longer-term U.S. government securities lost a degree of value as economic and inflation expectations increased, while corporate-backed securities continued to rally in anticipation of improved business conditions.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits and a robust labor market. While we currently expect these favorable conditions to persist, we remain watchful for economic and political risks that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2017 through October 31, 2017, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2017, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 3.02%, Class C shares returned 2.61%, and Class Z shares returned 3.13%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 2.55% for the same period.2

Municipal bonds produced positive total returns over the reporting period amid moderating long-term interest rates. The fund outperformed the Index, mainly due to its emphasis on longer-term, higher-yielding securities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Outperformed Comparable U.S. Treasuries

Municipal bonds fared relatively well over the reporting period, producing higher total returns than U.S. Treasury securities with comparable maturities. Although the Federal Reserve Board implemented another short-term interest-rate hike in June 2017, longer-term interest rates declined as investors responded to subdued inflationary pressures and evidence that U.S. government policy reforms were proving more difficult to enact than expected. The market was also supported by robust investor demand for securities with competitive after-tax yields.

Towards the end of the reporting period, municipal bond prices weakened as the U.S. Congress turned its attention to tax reform legislation which investors worried might reduce the tax advantages of municipal bonds.

In this environment, long-term municipal bonds fared better than their shorter-term counterparts, and lower-rated securities generally outperformed bonds with higher credit ratings.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Pennsylvania generally has maintained a stable fiscal condition stemming from its diverse economic base. However, the state has been troubled by pension funding shortfalls, a relatively heavy debt burden, and delays in passing its most recent budget.

Allocation and Interest-Rate Strategies Bolstered Relative Results

The fund’s performance compared to the Index was enhanced over the reporting period by our interest-rate strategies. A modestly long average duration and overweighted exposure to bonds with longer maturities helped the fund benefit from falling long-term interest rates. To a lesser extent, the fund’s relatively heavy positions in revenue-backed bonds also contributed positively to performance, as did underweighted exposure to lower-yielding general obligation bonds and escrowed bonds. The fund achieved particularly favorable contributions from BBB-rated bonds as well as securities backed by hospitals, special taxes, and water-and-sewer facilities. Furthermore, the fund held no uninsured bonds from Puerto Rico, which has experienced financial distress and was hard hit by a hurricane in September 2017.

The fund’s relative results were constrained to a degree by its holdings issued on behalf of education facilities. Less exposure to bonds backed by industrial development projects also weighed modestly on relative performance.

A Constructive Investment Posture

Yield differences have narrowed along the municipal bond market’s credit-quality spectrum in the wake of the reporting period’s rally for intermediate and longer bonds. Short-term rates and long-term interest rates, to a lesser degree, are expected to rise in the months ahead as the economy continues to grow and the Federal Reserve continues to hike the short-term rate. Supply-and-demand and credit-quality factors generally remain supportive of municipal bonds, and current tax reform proposals, if enacted, may have a positive impact on the market going into 2018. Therefore, we have maintained an emphasis on higher-yielding revenue bonds and securities with longer maturities, and we remain watchful for trading opportunities to further enhance the fund’s yield.

November 15, 2017

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2017 to October 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2017
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.96	$8.89	$3.89
Ending value (after expenses)	$1,030.20	$1,026.10	$1,031.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2017
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.94	$8.84	$3.87
Ending value (after expenses)	$1,020.32	$1,016.43	$1,021.37

†  Expenses are equal to the fund’s annualized expense ratio of .97% for Class A, 1.74% for Class C and .76% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
October 31, 2017 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3%
Pennsylvania - 96.9%
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/25	1,000,000		1,089,400
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/26	1,000,000		1,089,400
Allegheny County, GO	5.00	12/1/31	1,040,000		1,191,757
Allegheny County, GO	5.00	12/1/34	1,000,000		1,133,520
Allegheny County, GO	5.00	12/1/34	3,000,000		3,381,630
Allentown Neighborhood Improvement Zone Development Authority, Tax Revenue (City Center Project)	5.00	5/1/42	1,000,000	[a]	1,074,280
Beaver County Hospital Authority, Revenue (Heritage Valley Health System, Inc.)	5.00	5/15/28	1,575,000		1,721,128
Berks County Industrial Development Authority, Healthcare Facilities Revenue (Highlands at Wyomissing)	5.00	5/15/42	500,000		550,555
Berks County Industrial Development Authority, Healthcare Facilities Revenue (Highlands at Wyomissing)	5.00	5/15/47	600,000		657,642
Bethlehem Authority, Guaranteed Water Revenue (Insured; Build America Mutual Assurance Company)	5.00	11/15/31	2,000,000		2,249,320
Boyertown Area School District, GO	5.00	10/1/37	2,050,000		2,307,951
Bucks County Water and Sewer Authority, Sewer System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/37	500,000		580,295
Canonsburg-Houston Joint Authority, Sewer Revenue	5.00	12/1/40	2,000,000		2,242,400
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/41	750,000		837,218
Charleroi Area School Authority, School Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/20	2,000,000	[b]	1,892,240

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 96.9% (continued)
Clairton Municipal Authority, Sewer Revenue	5.00	12/1/37	2,000,000	2,163,620
Cumberland County Municipal Authority, Revenue (Diakon Lutheran Social Ministries Project)	5.00	1/1/38	1,000,000	1,084,380
Dauphin County General Authority, Health System Revenue (Pinnacle Health System Project)	5.00	6/1/42	3,030,000	3,361,421
Delaware County Authority, Revenue (Cabrini University)	5.00	7/1/42	1,000,000	1,110,780
Delaware County Authority, Revenue (Villanova University)	5.00	8/1/40	2,170,000	2,484,064
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/31	500,000	585,530
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/32	1,000,000	1,188,830
Delaware River Port Authority, Revenue	5.00	1/1/30	1,500,000	1,612,665
Delaware River Port Authority, Revenue	5.00	1/1/37	3,000,000	3,424,020
East Hempfield Township Industrial Development Authority, Revenue (Willow Valley Communities Project)	5.00	12/1/39	600,000	669,114
Geisinger Authority, Health System Revenue (Geisinger Health System)	5.00	6/1/41	2,500,000	2,776,550
Lancaster County Hospital Authority, Health Center Revenue (Masonic Villages Project)	5.00	11/1/35	1,000,000	1,114,200
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/42	1,800,000	2,054,142
Lancaster County Hospital Authority, Revenue (Brethren Village Project)	5.13	7/1/37	1,000,000	1,096,950
Montgomery County Higher Education & Health Authority, Revenue (Philadelphia Presbytery Homes Project)	5.00	12/1/47	1,000,000	1,099,470
Montgomery County Higher Education and Health Authority, HR (Abington Memorial Hospital Obligated Group)	5.00	6/1/31	1,000,000	1,099,650

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 96.9% (continued)
Montgomery County Industrial Development Authority, Health System Revenue (Jefferson Health System)	5.00	10/1/41	4,000,000	4,322,440
Montgomery County Industrial Development Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	3,200,000	3,632,736
Pennsylvania, GO	5.00	10/15/29	4,000,000	4,619,240
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000	1,052,500
Pennsylvania Higher Educational Facilities Authority, Health System Revenue (University of Pennsylvania)	5.00	8/15/40	1,500,000	1,710,540
Pennsylvania Higher Educational Facilities Authority, Revenue (Drexel University)	5.00	5/1/35	1,750,000	2,002,332
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/30	1,170,000	1,347,840
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/45	1,500,000	1,679,280
Pennsylvania Higher Educational Facilities Authority, Revenue (University of the Sciences in Philadelphia)	5.00	11/1/31	1,000,000	1,137,460
Pennsylvania Housing Finance Agency, Capital Fund Securitization Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/25	1,210,000	1,214,090
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue	5.00	12/1/36	3,000,000	3,417,480
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue	5.00	12/1/37	5,325,000	5,838,277
Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Revenue	5.00	12/1/32	3,000,000	3,557,610
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/36	1,605,000	1,846,215
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/42	1,000,000	1,122,620

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 96.9% (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/43	2,500,000		2,826,375
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue (Prerefunded)	5.25	6/1/19	65,000	[c]	69,193
Philadelphia, Airport Revenue	5.25	6/15/25	1,500,000		1,620,180
Philadelphia, Airport Revenue	5.00	6/15/35	2,000,000		2,227,340
Philadelphia, Gas Works Revenue	5.00	8/1/31	1,250,000		1,445,937
Philadelphia, Gas Works Revenue	5.00	8/1/32	1,000,000		1,152,980
Philadelphia Authority for Industrial Development, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/42	3,000,000		3,436,680
Philadelphia Authority for Industrial Development, Revenue (Independence Charter School Project)	5.50	9/15/37	1,700,000		1,701,020
Philadelphia Authority for Industrial Development, Revenue (Temple University)	5.00	4/1/45	1,500,000		1,700,190
Philadelphia Authority for Industrial Development, Revenue (Thomas Jefferson University)	5.00	9/1/47	1,000,000		1,121,020
Philadelphia Authority for Industrial Development Hospital, Revenue (The Children's Hospital of Philadelphia Project)	5.00	7/1/34	1,750,000		2,069,060
Philadelphia Hospitals and Higher Education Facilities Authority, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/25	1,800,000		2,028,384
Philadelphia Housing Authority, Capital Fund Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/21	1,685,000		1,696,306
Philadelphia School District, GO	5.00	9/1/38	1,000,000		1,094,750
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,202
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	25,000	[c]	26,008
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,202

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 96.9% (continued)
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,202
Pittsburgh, GO (Insured; Build America Mutual Assurance Company)	5.00	9/1/30	1,585,000		1,842,071
Pittsburgh Urban Redevelopment Authority, MFHR (West Park Court Project) (Collateralized; GNMA)	4.90	11/20/47	1,180,000		1,192,803
Pocono Mountains Industrial Park Authority, HR (Saint Luke's Hospital - Monroe Project)	5.00	8/15/40	1,795,000		1,963,389
Reading Area Water Authority, Water Revenue	5.00	12/1/31	2,000,000		2,237,280
State Public School Building Authority, College Revenue (Montgomery County Community College)	5.00	5/1/38	1,115,000		1,254,899
State Public School Building Authority, School Revenue (The School District of the City of Harrisburg Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/32	2,000,000		2,327,940
Susquehanna Area Regional Airport Authority, Systems Revenue	4.00	1/1/33	1,300,000		1,312,948
West Shore Area Authority, Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.00	1/1/26	995,000		1,133,156
West View Borough Municipal Authority, Water Revenue	5.00	11/15/39	2,000,000		2,310,980
Westmoreland County Industrial Development Authority, Health System Revenue (Excela Health Project)	5.00	7/1/25	2,390,000		2,565,641
Westmoreland County Municipal Authority, Municipal Service Revenue (Insured; Build America Mutual Assurance Company)	5.00	8/15/26	1,000,000		1,200,120
Westmoreland County Municipal Authority, Municipal Service Revenue (Insured; Build America Mutual Assurance Company)	5.00	8/15/42	1,000,000		1,142,390
Wilkes-Barre Finance Authority, Revenue (University of Scranton)	5.00	11/1/34	1,000,000		1,120,130

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 96.9% (continued)
York County, GO	5.00	6/1/31	1,500,000	1,779,360
				135,038,918
U.S. Related - 1.4%
Guam, Business Privilege Tax Revenue	5.00	1/1/42	800,000	831,296
Puerto Rico Highway & Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/34	1,000,000	1,097,110
				1,928,406
Total Investments (cost $131,952,202)			98.3%	136,967,324
Cash and Receivables (Net)			1.7%	2,332,470
Net Assets			100.0%	139,299,794

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities were valued at $1,074,280 or .77% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	25.6
Transportation Services	20.2
Education	18.7
Utility-Water and Sewer	10.9
City	4.7
County	4.1
State/Territory	3.3
Housing	2.9
Utility-Electric	1.9
Special Tax	.8
Prerefunded	.1
Other	5.1
98.3

† Based on net assets.

See notes to financial statements.

11

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	131,952,202	136,967,324
Cash		550,759
Interest receivable		2,003,723
Prepaid expenses		14,585
		139,536,391
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		109,796
Payable for shares of Beneficial Interest redeemed		80,764
Accrued expenses		46,037
		236,597
Net Assets ($)		139,299,794
Composition of Net Assets ($):
Paid-in capital		131,876,160
Accumulated undistributed investment income—net		5,297
Accumulated net realized gain (loss) on investments		2,403,215
Accumulated net unrealized appreciation (depreciation) on investments		5,015,122
Net Assets ($)		139,299,794

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	97,591,400	3,650,046	38,058,348
Shares Outstanding	5,944,508	222,235	2,318,745
Net Asset Value Per Share ($)	16.42	16.42	16.41

See notes to financial statements.

13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	2,635,464
Expenses:
Management fee—Note 3(a)	406,935
Shareholder servicing costs—Note 3(c)	174,216
Professional fees	38,541
Registration fees	17,773
Distribution fees—Note 3(b)	15,145
Trustees’ fees and expenses—Note 3(d)	6,234
Prospectus and shareholders’ reports	5,242
Custodian fees—Note 3(c)	3,998
Loan commitment fees—Note 2	1,724
Miscellaneous	18,659
Total Expenses	688,467
Less—reduction in fees due to earnings credits—Note 3(c)	(1,470)
Net Expenses	686,997
Investment Income—Net	1,948,467
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,036,532
Net unrealized appreciation (depreciation) on investments	1,430,577
Net Realized and Unrealized Gain (Loss) on Investments	2,467,109
Net Increase in Net Assets Resulting from Operations	4,415,576

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations ($):
Investment income—net	1,948,467	4,606,428
Net realized gain (loss) on investments	1,036,532	3,017,596
Net unrealized appreciation (depreciation) on investments	1,430,577	(7,914,079)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,415,576	(290,055)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,314,051)	(2,927,140)
Class C	(37,053)	(98,594)
Class Z	(615,629)	(1,534,594)
Net realized gain on investments:
Class A	-	(639,061)
Class C	-	(30,679)
Class Z	-	(311,957)
Total Distributions	(1,966,733)	(5,542,025)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,284,427	3,989,659
Class C	32,403	584,990
Class Z	1,028,395	2,189,496
Distributions reinvested:
Class A	1,117,742	3,067,576
Class C	34,989	112,879
Class Z	503,785	1,570,391
Cost of shares redeemed:
Class A	(6,698,231)	(10,901,558)
Class C	(934,188)	(987,273)
Class Z	(13,751,605)	(3,921,477)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(17,382,283)	(4,295,317)
Total Increase (Decrease) in Net Assets	(14,933,440)	(10,127,397)
Net Assets ($):
Beginning of Period	154,233,234	164,360,631
End of Period	139,299,794	154,233,234
Undistributed investment income—net	5,297	23,563

15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	78,328	240,443
Shares issued for distributions reinvested	68,105	187,316
Shares redeemed	(408,624)	(664,686)
Net Increase (Decrease) in Shares Outstanding	(262,191)	(236,927)
Class C
Shares sold	1,961	35,585
Shares issued for distributions reinvested	2,131	6,903
Shares redeemed	(56,985)	(60,647)
Net Increase (Decrease) in Shares Outstanding	(52,893)	(18,159)
Class Z
Shares sold	62,775	133,139
Shares issued for distributions reinvested	30,712	95,907
Shares redeemed	(844,244)	(239,281)
Net Increase (Decrease) in Shares Outstanding	(750,757)	(10,235)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	October 31, 2017		Year Ended April 30,
(Unaudited)			2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	16.15		16.74	16.34	16.01	16.88	16.60
Investment Operations:
Investment income—net[a]	.21		.47	.51	.51	.56	.57
Net realized and unrealized gain (loss) on investments	.28		(.50)	.40	.32	(.85)	.34
Total from Investment Operations	.49		(.03)	.91	.83	(.29)	.91
Distributions:
Dividends from investment income—net	(.22)		(.46)	(.51)	(.50)	(.56)	(.57)
Dividends from net realized gain on investments	-		(.10)	-	-	(.02)	(.06)
Total Distributions	(.22)		(.56)	(.51)	(.50)	(.58)	(.63)
Net asset value, end of period	16.42		16.15	16.74	16.34	16.01	16.88
Total Return (%)[b]	3.02	[c]	(.16)	5.66	5.26	(1.64)	5.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	[d]	.96	.95	.96	.93	.94
Ratio of net expenses to average net assets	.97	[d]	.96	.95	.96	.93	.94
Ratio of net investment income to average net assets	2.59	[d]	2.82	3.13	3.11	3.51	3.40
Portfolio Turnover Rate	8.33	[c]	20.97	12.49	29.84	9.57	15.27
Net Assets, end of period ($ x 1,000)	97,591		100,228	107,889	108,258	109,883	133,727

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	October 31, 2017		Year Ended April 30,
(Unaudited)			2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	16.15		16.75	16.34	16.02	16.89	16.61
Investment Operations:
Investment income—net[a]	.15		.34	.39	.39	.43	.44
Net realized and unrealized gain (loss) on investments	.27		(.51)	.40	.31	(.85)	.34
Total from Investment Operations	.42		(.17)	.79	.70	(.42)	.78
Distributions:
Dividends from investment income—net	(.15)		(.33)	(.38)	(.38)	(.43)	(.44)
Dividends from net realized gain on investments	-		(.10)	-	-	(.02)	(.06)
Total Distributions	(.15)		(.43)	(.38)	(.38)	(.45)	(.50)
Net asset value, end of period	16.42		16.15	16.75	16.34	16.02	16.89
Total Return (%)[b]	2.61	[c]	(.98)	4.93	4.41	(2.40)	4.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.74	[d]	1.73	1.72	1.71	1.71	1.70
Ratio of net expenses to average net assets	1.74	[d]	1.73	1.72	1.71	1.71	1.70
Ratio of net investment income to average net assets	1.82	[d]	2.05	2.36	2.36	2.73	2.64
Portfolio Turnover Rate	8.33	[c]	20.97	12.49	29.84	9.57	15.27
Net Assets, end of period ($ x 1,000)	3,650		4,445	4,913	4,660	4,414	5,393

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

18

Six Months Ended
Class Z Shares	October 31, 2017		Year Ended April 30,
(Unaudited)			2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	16.15		16.74	16.33	16.01	16.88	16.60
Investment Operations:
Investment income—net[a]	.23		.50	.55	.54	.59	.61
Net realized and unrealized gain (loss) on investments	.26		(.49)	.40	.32	(.85)	.34
Total from Investment Operations	.49		.01	.95	.86	(.26)	.95
Distributions:
Dividends from investment income—net	(.23)		(.50)	(.54)	(.54)	(.59)	(.61)
Dividends from net realized gain on investments	-		(.10)	-	-	(.02)	(.06)
Total Distributions	(.23)		(.60)	(.54)	(.54)	(.61)	(.67)
Net asset value, end of period	16.41		16.15	16.74	16.33	16.01	16.88
Total Return (%)	3.13	[b]	.01	5.95	5.43	(1.43)	5.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	[c]	.73	.74	.73	.72	.73
Ratio of net expenses to average net assets	.76	[c]	.73	.74	.73	.72	.73
Ratio of net investment income to average net assets	2.80	[c]	3.05	3.34	3.34	3.71	3.61
Portfolio Turnover Rate	8.33	[b]	20.97	12.49	29.84	9.57	15.27
Net Assets, end of period ($ x 1,000)	38,058		49,560	51,559	51,116	53,133	58,978

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class T and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

20

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	136,967,324	-	136,967,324

† See Statement of Investments for additional detailed categorizations.

At October 31, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

22

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2017 was as follows: tax-exempt income $4,560,328 and long-term capital gains $981,697. The tax character of current year distributions will be determined at the end of the current fiscal year.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2017, Class C shares were charged $15,145 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2017, Class A and Class C shares were charged $125,578 and $5,048, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding

24

Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2017, Class Z shares were charged $8,940 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2017, the fund was charged $17,166 for transfer agency services and $956 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,469.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2017, the fund was charged $3,998 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2017, the fund was charged $646 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credit of $1.

During the period ended October 31, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $65,586, Distribution Plan fees $2,404, Shareholder Services Plan fees $23,932, custodian fees $4,750, Chief Compliance Officer fees $6,538 and transfer agency fees $6,586.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2017, amounted to $12,093,676 and $28,374,927, respectively.

At October 31, 2017, accumulated net unrealized appreciation on investments was $5,015,122, consisting of $5,509,736 gross unrealized appreciation and $494,614 gross unrealized depreciation.

At October 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 20, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the one-, two- and three year periods and below the Performance Group median for the four-, five- and ten-year periods, and was above the Performance Universe median for all periods, except for the four-year period when it was below the median. The Board also considered that the fund’s yield performance was below the Performance Group median for all ten one-year periods ended May 31 and below the Performance Universe median for eight of the ten one-year periods ended May 31. The Board noted the relative proximity to the median during certain periods when the fund’s total return performance or yield was below the median of the Performance Group or Performance Universe, as applicable. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, and it was noted that the fund’s returns were above the returns of the average in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the

28

mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• While the Board noted the improved relative total return performance in recent years, the Board agreed to continue to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

30

NOTES

31

NOTES

32

NOTES

33

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PTPAX Class C: PPACX Class Z: DPENX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0058SA1017

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)